JUNE 30, 2000

                             IMS CAPITAL VALUE FUND

               SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2000

EFFECTIVE JULY 1, 2000, UNIFIED FUND SERVICES, INC., 431 N. PENNSYLVANIA STREET, INDIANAPOLIS, IN 46204 WILL SERVE AS THE FUND'S TRANSFER AGENT. THE TELEPHONE NUMBER FOR INFORMATION, SHAREHOLDER SERVICES AND REQUESTS WILL CONTINUE TO BE
(800) 934-5550.

The disclosure under the caption "HOW TO BUY SHARES" and "HOW TO REDEEM SHARES" in the Fund's prospectus dated February 28, 2000 is modified by the following information:

HOW TO BUY SHARES

INITIAL PURCHASE

      BY MAIL - To be in proper form, your initial purchase request must include:
o a completed and signed investment application form (which accompanies this Prospectus); and

o     a check (subject to the minimum amounts) made payable to the Fund.

      Mail application and check to:

       MAIL TO:                            OVERNIGHT TO:
       IMS Capital Value Fund              IMS Capital Value Fund
       c/o Unified Fund Services, Inc      c/o Unified Fund Services, Inc
       P.O. Box 6110                       431 N. Pennsylvania Street
       Indianapolis, IN 46206-6110         Indianapolis, IN 46204


BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent, at (800) 934-5550 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

Shareholders should instruct their bank to continue to wire funds as follows:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: IMS Capital Value Fund
      D.D.A.# 485777197
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)

      You must mail a signed application to Unified Fund Services, Inc. the Fund's transfer agent, at the above address in order to complete your initial wire purchase.

HOW TO REDEEM SHARES

      BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                             IMS Capital Value Fund
                         c/o Unified Fund Services, Inc
                                P.O. Box 6110
                           Indianapolis, IN 46206-6110